Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accruals	$ 2,817	$ 2,961
Compensation payable	547	543
Severance and other costs payable	193	157
Commodity taxes payable	118	146
Derivative liabilities	76	41
Provisions	55	65
Other current liabilities	586	594
Total trade payables and other liabilities	$ 4,392	$ 4,507